Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Leases [Abstract]
Disclosure of Changes in the Carrying Value of Current and Non-current Loans and Borrowings
The changes in the carrying value of current and non-current lease liabilities are as follows:

$
Balance, June 30, 2020	90,288
Lease additions	2,463
Disposal of leases	(13,132)
Lease payments	(10,429)
Lease term reduction and other items (1)	(1,955)
Changes due to foreign exchange rates	(213)
Interest expense on lease liabilities	4,597
Balance, June 30, 2021	71,619
Current portion	(6,188)
Long-term portion	65,431

Balance, June 30, 2021	71,619
Lease additions	1,736
Disposal of leases	(6,139)
Lease payments	(10,025)
Lease term reduction and other items (1)	(17,534)
Changes due to foreign exchange rates	(103)
Interest expense on lease liabilities	3,433
Balance, June 30, 2022	42,987
Current portion	(6,150)
Long-term portion	36,837
(1) As part of the Company’s restructuring activities (Note 3), management re-assessed the likelihood of executing renewal options of its existing leases which resulted in a reduction of the assessed lease term of several of the Company’s leases.